Lease	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease
12.	Lease
The Group leases facilities under
non-cancellable
operating leases. The terms of substantially all of these leases are one to three years. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.
(a) The components of lease expenses were as follows:

	For the year ended December 31,
	2022	2023	2024
		(in thousands)
Lease cost:
Amortization of right-of-use assets	946	1,103	588
Interest of lease liabilities	73	62	56
Expenses for short-term lease within 12 months	(153)	1,075	1,084

Total lease cost	866	2,240	1,728

(b) Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2022	2023	2024
	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	1,008	1,050	773
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	—	2,213	—
Lease liability settled through termination of lease:
Operating leases	—	627	875
Right-of-use assets disposed through termination of lease:
Operating leases	—	704	875
(c) Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2022	2023	2024
Weighted-average remaining lease term
Operating leases	18.55 months	21.00 months	2.00 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	4% per annum
(d) Maturities of lease liabilities were as follows:

As of December 31,
2024
(in thousands)
Year Ending December 31,
2025	272

Total undiscounted lease payments	272
Less: imputed interest	—

Total lease liabilities	272

Amounts due within 12 months	272
Non-current lease liability	—